UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 3/31/16

Fund's investmentsHedged Equity & Income Fund

As of 3-31-16 (unaudited)
	Shares	Value
Common stocks 82.0%		$166,632,069
(Cost $170,920,302)
Consumer discretionary 5.1%		10,395,627
Auto components 0.7%
Aisan Industry Company, Ltd.	11,200	88,034
Delphi Automotive PLC	3,151	236,388
Exedy Corp.	8,100	178,942
Keihin Corp.	14,200	212,257
Nissin Kogyo Company, Ltd.	13,000	175,183
NOK Corp.	6,100	104,069
Sumitomo Riko Company, Ltd.	14,500	126,263
Tokai Rika Company, Ltd.	6,900	129,685
Toyoda Gosei Company, Ltd.	11,200	215,997
Automobiles 0.5%
Honda Motor Company, Ltd.	15,700	429,255
Mitsubishi Motors Corp.	30,300	226,187
Peugeot SA (I)	3,952	67,611
Renault SA	2,158	214,457
Diversified consumer services 0.1%
Allstar Co-Invest LLC (I)(R)	236,300	153,595
Benesse Holdings, Inc.	2,800	80,618
Household durables 1.5%
Alpine Electronics, Inc.	12,300	137,542
Funai Electric Company, Ltd.	17,863	156,576
Newell Rubbermaid, Inc.	9,783	433,289
Nikon Corp.	18,200	278,298
Persimmon PLC	36,457	1,089,380
Pioneer Corp. (I)	73,900	195,908
PulteGroup, Inc.	39,871	745,986
Internet and catalog retail 0.1%
Home Retail Group PLC	54,185	128,939
Qliro Group AB (I)	49,556	54,266
Media 0.8%
Avex Group Holdings, Inc.	7,000	91,160
Gendai Agency, Inc.	5,200	26,036
Metropole Television SA	9,326	169,908
Proto Corp.	3,000	36,926
SES SA	44,362	1,297,803
Multiline retail 0.2%
Dollar General Corp.	5,068	433,821
New World Department Store China, Ltd.	343,000	45,133
Specialty retail 1.1%
Adastria Company, Ltd.	4,800	145,641
Honeys Company, Ltd.	9,830	102,807
Nishimatsuya Chain Company, Ltd.	10,500	105,158
Pal Company, Ltd.	4,500	112,670
Ross Stores, Inc.	3,709	214,751
Shimamura Company, Ltd.	1,000	124,831
The Home Depot, Inc.	10,256	1,368,458
Xebio Company, Ltd.	9,200	146,896
Textiles, apparel and luxury goods 0.1%
Daphne International Holdings, Ltd. (I)	506,000	67,277

2SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Sanyo Shokai, Ltd.	21,000	$47,626
Consumer staples 5.6%		11,454,834
Beverages 1.3%
PepsiCo, Inc.	12,900	1,321,992
The Coca-Cola Company	26,409	1,225,114
Food and staples retailing 0.3%
Cawachi, Ltd.	6,900	124,510
J Sainsbury PLC	85,701	339,606
Metro AG	7,785	240,816
Food products 1.1%
Ebro Foods SA	17,942	391,047
Ingredion, Inc.	9,776	1,043,979
Pinnacle Foods, Inc.	13,352	596,567
Suedzucker AG	9,322	164,035
Household products 0.3%
The Procter & Gamble Company	7,610	626,379
Personal products 0.1%
Oriflame Holding AG (I)	10,343	205,379
Tobacco 2.5%
British American Tobacco PLC	88,505	5,175,410
Energy 6.9%		13,971,117
Energy equipment and services 0.1%
Ensco PLC, Class A	14,177	147,015
Oil, gas and consumable fuels 6.8%
BP PLC	145,429	727,622
California Resources Corp.	1	1
Canadian Natural Resources, Ltd.	8,678	234,306
Chevron Corp. (C)	30,511	2,910,749
Encana Corp.	9,900	60,372
Eni SpA	29,320	442,811
Gazprom OAO, ADR	68,377	294,705
Harum Energy Tbk PT (I)	450,400	29,872
Indo Tambangraya Megah Tbk PT	96,400	48,085
Inpex Corp.	19,300	146,157
Japan Petroleum Exploration Company, Ltd.	6,800	152,018
Lukoil PJSC, ADR	7,220	276,719
Marathon Oil Corp.	62,722	698,723
Occidental Petroleum Corp.	17,407	1,191,161
Painted Pony Petroleum, Ltd. (I)	12,700	41,755
Petro Rio SA (I)	2,930	2,942
Petroleo Brasileiro SA, ADR	27,443	160,267
Royal Dutch Shell PLC, B Shares	78,395	1,907,723
Statoil ASA	8,657	135,208
Suncor Energy, Inc.	71,098	1,977,235
Total SA	39,946	1,817,595
TransCanada Corp.	12,931	508,318
TransCanada Corp., Subscription Receipt (I)	1,600	59,758

SEE NOTES TO FUND'S INVESTMENTS3

Hedged Equity & Income Fund

	Shares	Value
Financials 19.6%		$39,773,457
Banks 7.9%
Allahabad Bank	61,017	50,735
Alpha Bank AE (I)	29,314	64,619
Banca Popolare dell'Emilia Romagna SC	18,764	89,177
Banco Popular Espanol SA	62,825	163,050
BNP Paribas SA	7,306	367,058
CaixaBank SA (I)	4,679	13,792
CaixaBank SA	351,958	1,037,420
Canara Bank	27,195	78,211
China Construction Bank Corp., H Shares	1,496,218	957,810
Corp. Bank	60,024	35,144
Dah Sing Financial Holdings, Ltd.	15,200	93,536
HSBC Holdings PLC	203,177	1,263,549
ING Groep NV	28,223	337,739
JPMorgan Chase & Co. (C)	48,364	2,864,116
KB Financial Group, Inc.	8,092	224,692
M&T Bank Corp.	4,861	539,571
Mitsubishi UFJ Financial Group, Inc.	86,249	399,644
Mizuho Financial Group, Inc.	187,900	280,024
Nordea Bank AB	121,319	1,163,680
OTP Bank PLC	3,634	91,168
Sberbank of Russia PJSC, ADR	14,300	99,242
Shinhan Financial Group Company, Ltd.	3,089	108,732
Societe Generale SA	7,474	276,179
Standard Chartered PLC	39,884	269,736
Sumitomo Mitsui Financial Group, Inc.	10,800	327,863
The Eighteenth Bank, Ltd.	10,000	22,199
The Oita Bank, Ltd.	14,000	43,606
The PNC Financial Services Group, Inc.	37,527	3,173,658
The Tochigi Bank, Ltd.	15,000	56,882
The Yamanashi Chuo Bank, Ltd.	12,000	44,002
UniCredit SpA	54,127	195,127
Wells Fargo & Company (C)	28,303	1,368,733
Capital markets 1.9%
BlackRock, Inc. (C)	5,849	1,991,994
Henderson Group PLC	329,117	1,217,428
Julius Baer Group, Ltd. (I)	3,845	164,785
UBS Group AG	28,376	456,457
Uranium Participation Corp. (I)	29,800	104,630
Consumer finance 0.1%
Manappuram Finance, Ltd.	213,888	112,657
Diversified financial services 0.9%
Intercontinental Exchange, Inc. (C)	3,909	919,162
MSCI, Inc.	11,193	829,177
Insurance 6.2%
Ageas	8,979	355,356
Assicurazioni Generali SpA	67,327	996,646
Chubb, Ltd.	12,049	1,435,638
CNO Financial Group, Inc.	27,893	499,843
Coface SA	18,620	153,543
Delta Lloyd NV	73,598	341,148
FNF Group	25,872	877,061
Marsh & McLennan Companies, Inc.	16,040	975,072

4SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	44,699	$1,964,074
Primerica, Inc.	4,832	215,169
Storebrand ASA (I)	59,283	230,925
T&D Holdings, Inc.	37,000	345,618
The Dai-ichi Life Insurance Company, Ltd.	16,300	197,547
Tongyang Life Insurance	9,537	98,642
Torchmark Corp.	4,842	262,243
Willis Towers Watson PLC	12,431	1,475,062
Zurich Insurance Group AG (I)	9,120	2,115,031
Real estate investment trusts 1.0%
ICADE	13,290	1,015,632
STORE Capital Corp.	9,380	242,754
Weyerhaeuser Company	28,184	873,140
Real estate management and development 1.6%
Castellum AB	60,449	959,629
Sumitomo Real Estate Sales Company, Ltd.	4,400	84,608
Vonovia SE	60,224	2,162,092
Health care 9.1%		18,542,250
Biotechnology 0.1%
Sinovac Biotech, Ltd. (I)	21,350	136,427
Health care equipment and supplies 0.3%
Baxter International, Inc.	9,524	391,246
Zimmer Biomet Holdings, Inc.	3,167	337,697
Health care providers and services 0.3%
Quest Diagnostics, Inc.	9,037	645,694
Suzuken Company, Ltd.	990	33,602
Health care technology 0.1%
AGFA-Gevaert NV (I)	27,196	120,987
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	6,200	78,287
Pharmaceuticals 8.3%
Almirall SA	10,263	172,148
AstraZeneca PLC	44,169	2,466,033
Bristol-Myers Squibb Company	41,647	2,660,410
Eisai Company, Ltd.	28,546	1,716,234
H Lundbeck A/S (I)	7,198	237,397
Johnson & Johnson	13,699	1,482,232
Merck & Company, Inc. (C)	88,312	4,672,588
Ono Pharmaceutical Company, Ltd.	9,600	406,105
Roche Holding AG	9,494	2,331,159
Takeda Pharmaceutical Company, Ltd.	8,900	405,756
Zoetis, Inc.	5,600	248,248
Industrials 9.4%		19,166,487
Aerospace and defense 0.7%
Raytheon Company	1,936	237,412
Thales SA	2,466	215,491
United Technologies Corp.	9,998	1,000,800
Air freight and logistics 0.7%
Deutsche Post AG	37,446	1,039,271
PostNL NV (I)	82,933	337,316

SEE NOTES TO FUND'S INVESTMENTS5

Hedged Equity & Income Fund

	Shares	Value
Industrials (continued)
Airlines 0.3%
American Airlines Group, Inc.	7,066	$289,777
Deutsche Lufthansa AG	22,666	365,816
Building products 0.4%
Cie de Saint-Gobain	10,544	463,137
Fortune Brands Home & Security, Inc.	6,152	344,758
Commercial services and supplies 0.0%
Relia, Inc.	6,600	61,045
Construction and engineering 0.1%
Raubex Group, Ltd.	56,566	70,072
Toyo Engineering Corp.	63,000	163,863
Electrical equipment 2.4%
Eaton Corp. PLC	52,371	3,276,330
Schneider Electric SE	22,176	1,397,542
Ushio, Inc.	12,200	161,959
Zumtobel Group AG	6,736	112,471
Industrial conglomerates 1.4%
3M Company	7,223	1,203,568
Koninklijke Philips NV	7,327	208,697
Rheinmetall AG	4,419	352,363
Siemens AG	9,301	983,680
Machinery 0.9%
Caterpillar, Inc.	14,747	1,128,735
Deere & Company	3,101	238,746
Hisaka Works, Ltd.	8,900	65,041
Sumitomo Heavy Industries, Ltd.	42,000	173,360
The Japan Steel Works, Ltd.	51,000	160,756
Toshiba Machine Company, Ltd.	47,000	144,610
Marine 0.1%
D/S Norden A/S (I)	7,728	112,555
Pacific Basin Shipping, Ltd.	494,000	72,708
Professional services 0.3%
Adecco SA	3,428	222,995
en-japan, Inc.	8,800	148,627
Hays PLC	103,548	179,754
Road and rail 0.7%
Kansas City Southern	6,448	550,982
Union Pacific Corp.	11,665	927,951
Trading companies and distributors 0.4%
Fastenal Company	5,398	264,502
Kuroda Electric Company, Ltd.	9,100	136,116
Rexel SA	16,723	238,382
SIG PLC	79,498	166,451
Transportation infrastructure 1.0%
Hamburger Hafen und Logistik AG	5,362	78,959
Jiangsu Expressway Company, Ltd., H Shares	1,388,519	1,869,889
Information technology 10.9%		22,167,393
Communications equipment 1.5%
Cisco Systems, Inc. (C)	106,385	3,028,781
Electronic equipment, instruments and components 0.5%
Avnet, Inc.	10,800	478,440

6SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Hosiden Corp.	26,200	$156,571
Kingboard Laminates Holdings, Ltd.	311,500	145,033
Mitsumi Electric Company, Ltd. (I)	7,200	33,444
Nichicon Corp.	24,600	171,214
Internet software and services 0.2%
DeNa Company, Ltd.	13,200	227,213
Dropbox, Inc., Class B (I)(R)	7,248	102,632
Gree, Inc.	30,400	166,757
IT services 0.8%
Alten SA	1,737	106,448
Booz Allen Hamilton Holding Corp.	17,695	535,805
Devoteam SA	1,452	70,481
Fujitsu, Ltd.	97,000	358,684
Itochu Techno-Solutions Corp.	7,800	147,176
NET One Systems Company, Ltd.	25,800	139,287
Sopra Steria Group	2,408	284,417
Semiconductors and semiconductor equipment 4.4%
Intel Corp.	95,708	3,096,154
Kontron AG (I)	14,745	53,335
Lam Research Corp.	5,567	459,834
Maxim Integrated Products, Inc. (C)	70,084	2,577,690
Mimasu Semiconductor Industry Company, Ltd.	7,500	68,800
Miraial Company, Ltd.	6,500	48,156
QUALCOMM, Inc.	32,898	1,682,404
Rohm Company, Ltd.	3,500	147,199
SCREEN Holdings Company, Ltd.	28,000	221,112
Shinkawa, Ltd. (I)	14,900	60,544
Shinko Electric Industries Company, Ltd.	31,500	177,074
Skyworks Solutions, Inc.	1,400	109,060
Tokyo Seimitsu Company, Ltd.	10,100	198,148
Software 3.0%
Alpha Systems, Inc.	1,700	26,102
Microsoft Corp.	88,948	4,912,598
Nintendo Company, Ltd.	1,500	213,222
SS&C Technologies Holdings, Inc.	14,672	930,498
Technology hardware, storage and peripherals 0.5%
Canon, Inc.	11,400	339,981
Compal Electronics, Inc.	323,000	202,672
Japan Digital Laboratory Company, Ltd.	6,200	88,736
Melco Holdings, Inc.	8,300	169,270
Western Digital Corp.	4,920	232,421
Materials 4.9%		9,847,272
Chemicals 1.6%
Agrium, Inc.	3,036	268,056
Agrium, Inc.	12,430	1,097,445
E.I. du Pont de Nemours & Company	10,994	696,140
Fujimi, Inc.	4,300	57,240
Hitachi Chemical Company, Ltd.	8,000	143,758
JSR Corp.	17,900	257,390
Methanex Corp.	6,857	220,247
Mitsui Chemicals, Inc.	30,000	99,859

SEE NOTES TO FUND'S INVESTMENTS7

Hedged Equity & Income Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
Nitto Denko Corp.	2,500	$139,309
Sumitomo Bakelite Company, Ltd.	38,000	148,718
Construction materials 0.4%
Buzzi Unicem SpA	12,484	215,207
LafargeHolcim, Ltd. (I)	8,644	405,919
Vicat SA	2,631	170,538
Containers and packaging 1.5%
AMVIG Holdings, Ltd.	222,000	92,706
Graphic Packaging Holding Company	22,603	290,449
International Paper Company	56,967	2,337,926
Packaging Corp. of America	3,851	232,600
Metals and mining 1.3%
Aichi Steel Corp.	11,000	43,002
Anglo American Platinum, Ltd. (I)	6,611	161,673
Anglo American PLC	21,971	173,226
Barrick Gold Corp.	10,900	148,047
Centerra Gold, Inc.	29,200	135,573
Chubu Steel Plate Company, Ltd.	8,500	38,056
CST Mining Group, Ltd. (I)	1,440,000	19,123
Eldorado Gold Corp.	47,244	149,291
G-Resources Group, Ltd.	4,086,000	80,873
Impala Platinum Holdings, Ltd. (I)	47,583	151,064
Ivanhoe Mines, Ltd., Class A (I)	105,500	68,235
Kinross Gold Corp. (I)	64,380	218,892
Kyoei Steel, Ltd.	10,900	163,610
Lonmin PLC (I)	15,069	28,583
Neturen Company, Ltd.	11,400	77,299
Northern Dynasty Minerals, Ltd. (I)	16,000	5,174
NV Bekaert SA	2,978	120,817
Pacific Metals Company, Ltd. (I)	40,000	116,919
Resolute Mining, Ltd. (I)	295,581	121,024
Salzgitter AG	5,766	162,932
Tokyo Steel Manufacturing Company, Ltd.	24,800	147,496
Western Areas, Ltd.	61,179	101,679
Yamato Kogyo Company, Ltd.	7,300	158,163
Yodogawa Steel Works, Ltd.	5,200	110,321
Paper and forest products 0.1%
KapStone Paper and Packaging Corp.	19,689	272,693
Telecommunication services 5.1%		10,338,305
Diversified telecommunication services 3.4%
Hellenic Telecommunications Organization SA	23,494	211,459
KT Corp.	12,363	321,175
Magyar Telekom Telecommunications PLC	115,799	191,384
Nippon Telegraph & Telephone Corp.	61,912	2,674,443
Telefonica SA	25,243	282,131
Telenor ASA	72,482	1,171,965
Verizon Communications, Inc.	36,105	1,952,558
Wireless telecommunication services 1.7%
Millicom International Cellular SA	25,943	1,415,180
Mobistar SA (I)	9,433	210,935
NTT DOCOMO, Inc.	83,896	1,907,075

8SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

Shares	Value
Utilities 5.4%	$10,975,327
Electric utilities 2.2%
Edison International	15,972	1,148,227
NextEra Energy, Inc.	11,300	1,337,242
Power Assets Holdings, Ltd.	205,413	2,102,321
Gas utilities 0.7%
Gas Natural SDG SA	56,586	1,142,397
UGI Corp.	5,408	217,888
Independent power and renewable electricity producers 0.1%
NTPC, Ltd.	78,616	152,492
Multi-utilities 2.4%
Centrica PLC	379,242	1,238,930
Dominion Resources, Inc.	21,288	1,599,155
E.ON SE	15,043	143,841
Engie SA	17,776	275,414
National Grid PLC	60,769	859,842
PG&E Corp.	10,448	623,955
RWE AG	10,387	133,623
Preferred securities 0.1%	$267,522
(Cost $190,884)
Telecommunication services 0.0%	123,302
Telefonica Brasil SA	9,800	123,302
Utilities 0.1%	144,220
Cia Paranaense de Energia, B Shares (I)	18,100	144,220
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 14.9%	$30,179,842
(Cost $31,786,518)
Consumer discretionary 3.6%	7,198,914
Auto components 0.1%
ZF North America Capital, Inc. (S)	4.500	04-29-22	150,000	153,000
Automobiles 0.1%
General Motors Company	4.875	10-02-23	85,000	89,108
General Motors Company	6.250	10-02-43	65,000	69,440
Distributors 0.0%
HD Supply, Inc.	5.750	04-15-24	30,000	30,825
Diversified consumer services 0.1%
Service Corp. International	7.625	10-01-18	125,000	141,406
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (S)	6.375	04-01-26	85,000	88,188
CEC Entertainment, Inc.	8.000	02-15-22	190,000	162,925
Cirsa Funding Luxembourg SA	5.875	05-15-23	EUR	100,000	110,972
Cirsa Funding Luxembourg SA (S)	5.875	05-15-23	EUR	115,000	127,618
NH Hotel Group SA (S)	6.875	11-15-19	EUR	235,000	292,359
Household durables 0.6%
Argos Merger Sub, Inc. (S)	7.125	03-15-23	205,000	217,300
DR Horton, Inc.	4.000	02-15-20	25,000	25,750
DR Horton, Inc.	4.375	09-15-22	80,000	80,200
DR Horton, Inc.	5.750	08-15-23	20,000	21,600
KB Home	7.000	12-15-21	375,000	375,000
Lennar Corp.	4.750	11-15-22	125,000	125,313
Lennar Corp.	4.875	12-15-23	40,000	40,000

SEE NOTES TO FUND'S INVESTMENTS9

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Household durables (continued)
M/I Homes, Inc.	6.750		01-15-21		195,000	$191,588
PulteGroup, Inc.	4.250		03-01-21		40,000	40,600
Toll Brothers Finance Corp.	4.875		11-15-25		45,000	44,550
Internet and catalog retail 0.2%
Liberty Interactive LLC	8.250		02-01-30		250,000	256,250
Netflix, Inc.	5.875		02-15-25		95,000	99,988
Media 1.6%
Altice Financing SA (S)	6.500		01-15-22	EUR	100,000	120,760
CCO Holdings LLC	5.125		02-15-23		5,000	5,100
CCO Holdings LLC	5.250		09-30-22		5,000	5,150
CCO Holdings LLC	5.750		09-01-23		35,000	36,313
CCO Holdings LLC (S)	5.875		04-01-24		20,000	20,950
CCO Holdings LLC	7.375		06-01-20		255,000	265,359
CCO Safari II LLC (S)	4.908		07-23-25		95,000	100,245
CCOH Safari LLC (S)	5.750		02-15-26		120,000	124,200
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		360,000	334,938
DISH DBS Corp.	6.750		06-01-21		170,000	175,525
DISH DBS Corp.	7.875		09-01-19		320,000	352,000
Gray Television, Inc.	7.500		10-01-20		75,000	79,125
Lamar Media Corp. (S)	5.750		02-01-26		15,000	15,750
Neptune Finco Corp. (S)	10.875		10-15-25		200,000	218,500
Sinclair Television Group, Inc. (S)	5.875		03-15-26		75,000	76,969
TEGNA, Inc. (S)	4.875		09-15-21		115,000	118,450
TEGNA, Inc.	5.125		10-15-19		310,000	323,640
TEGNA, Inc. (S)	5.500		09-15-24		20,000	20,600
TEGNA, Inc.	6.375		10-15-23		55,000	59,125
Tribune Media Company (S)	5.875		07-15-22		295,000	287,625
TVN Finance Corp. III AB	7.375		12-15-20	EUR	104,000	127,399
Unitymedia Hessen GmbH & Company KG	5.500		09-15-22	EUR	210,600	255,516
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	101,250	123,326
Multiline retail 0.0%
Dollar Tree, Inc. (S)	5.250		03-01-20		20,000	20,925
Dollar Tree, Inc. (S)	5.750		03-01-23		75,000	79,453
Specialty retail 0.5%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		130,000	64,025
Dufry Finance SCA (S)	4.500		08-01-23	EUR	205,000	244,069
L Brands, Inc.	6.875		11-01-35		145,000	157,354
Michaels Stores, Inc. (S)	5.875		12-15-20		195,000	204,263
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	180,000	254,080
Party City Holdings, Inc. (S)	6.125		08-15-23		140,000	144,200
Consumer staples 0.4%						903,957
Food and staples retailing 0.1%
Aramark Services, Inc.	5.750		03-15-20		280,000	288,750
Food products 0.2%
Aramark Services, Inc.	5.125		01-15-24		25,000	26,344
Pinnacle Foods, Inc. (S)	5.875		01-15-24		35,000	36,488
Post Holdings, Inc. (S)	6.000		12-15-22		40,000	41,200
Post Holdings, Inc.	7.375		02-15-22		80,000	84,600
TreeHouse Foods, Inc.	4.875		03-15-22		190,000	194,275
TreeHouse Foods, Inc. (S)	6.000		02-15-24		70,000	74,200

10SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Household products 0.1%
The Sun Products Corp. (S)	7.750		03-15-21		170,000	$158,100
Energy 1.3%						2,581,209
Oil, gas and consumable fuels 1.3%
Anadarko Petroleum Corp.	4.500		07-15-44		100,000	78,464
Anadarko Petroleum Corp.	4.850		03-15-21		15,000	15,278
Anadarko Petroleum Corp.	5.550		03-15-26		10,000	10,111
Anadarko Petroleum Corp.	6.600		03-15-46		15,000	15,317
Antero Resources Corp.	5.625		06-01-23		25,000	23,000
Antero Resources Corp.	6.000		12-01-20		185,000	175,750
Blue Racer Midstream LLC (S)	6.125		11-15-22		190,000	158,175
Bonanza Creek Energy, Inc.	6.750		04-15-21		100,000	28,000
Borets Finance, Ltd.	7.625		09-26-18		200,000	172,267
Concho Resources, Inc.	5.500		10-01-22		70,000	68,775
Continental Resources, Inc.	3.800		06-01-24		40,000	32,075
Continental Resources, Inc.	4.900		06-01-44		110,000	81,950
Continental Resources, Inc.	5.000		09-15-22		10,000	8,619
Diamondback Energy, Inc.	7.625		10-01-21		120,000	123,600
Energen Corp.	4.625		09-01-21		25,000	21,875
Energy Transfer Equity LP	5.500		06-01-27		350,000	279,125
Gazprom OAO	4.950		07-19-22		200,000	195,345
Kinder Morgan, Inc.	7.250		06-01-18		60,000	64,140
Laredo Petroleum, Inc.	5.625		01-15-22		55,000	45,925
Laredo Petroleum, Inc.	6.250		03-15-23		85,000	71,188
Laredo Petroleum, Inc.	7.375		05-01-22		45,000	38,981
Matador Resources Company	6.875		04-15-23		30,000	28,575
MEG Energy Corp. (S)	6.375		01-30-23		20,000	11,800
MEG Energy Corp. (S)	7.000		03-31-24		140,000	83,300
Petroleos de Venezuela SA	6.000		11-15-26		330,000	101,805
QEP Resources, Inc.	5.250		05-01-23		130,000	113,100
QEP Resources, Inc.	5.375		10-01-22		15,000	13,163
QEP Resources, Inc.	6.800		03-01-20		25,000	23,281
Rice Energy, Inc.	7.250		05-01-23		40,000	35,000
RSP Permian, Inc.	6.625		10-01-22		10,000	9,900
Targa Resources Partners LP (S)	6.750		03-15-24		50,000	49,125
Tullow Oil PLC (S)	6.250		04-15-22		350,000	248,325
WPX Energy, Inc.	5.250		09-15-24		135,000	93,825
WPX Energy, Inc.	6.000		01-15-22		85,000	62,050
Financials 1.8%						3,665,483
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	200,000	211,132
Banco Santander SA (6.250% to 3-12-19, then 5 year Euro Swap Rate + 5.410%) (Q)	6.250		03-12-19	EUR	100,000	102,424
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20	EUR	200,000	219,046
Barclays PLC (8.250% to 12-15-18, then 5 year U.S. Swap Rate + 6.705%) (Q)	8.250		12-15-18		200,000	199,594
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25		250,000	249,395
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		200,000	183,750
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375		10-14-19	EUR	50,000	63,767

SEE NOTES TO FUND'S INVESTMENTS11

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		295,000	$274,350
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		100,000	97,250
Sberbank of Russia (S)	5.125		10-29-22		200,000	192,700
VTB Bank OJSC (S)	6.875		05-29-18		200,000	210,917
Diversified financial services 0.5%
Credit Suisse Group Funding Guernsey, Ltd. (6.250% to 12-18-2024, then 5 Year U.S. Swap Rate + 3.455%) (Q)	6.250		12-18-24		200,000	183,149
International Lease Finance Corp.	6.250		05-15-19		430,000	458,488
MSCI, Inc. (S)	5.250		11-15-24		150,000	154,875
Nationstar Mortgage LLC	6.500		08-01-18		235,000	227,656
Insurance 0.1%
CNO Financial Group, Inc.	4.500		05-30-20		30,000	30,600
CNO Financial Group, Inc.	5.250		05-30-25		75,000	76,688
Nationwide Building Society (6.875% to 6-20-19, then 5 year GBP Swap Rate + 4.880%) (Q)	6.875		06-20-19	GBP	120,000	161,147
Real estate investment trusts 0.1%
Equinix, Inc.	5.875		01-15-26		75,000	78,975
FelCor Lodging LP	6.000		06-01-25		120,000	123,900
Thrifts and mortgage finance 0.1%
Radian Group, Inc.	7.000		03-15-21		160,000	165,680
Health care 2.4%						4,824,144
Health care equipment and supplies 0.3%
Alere, Inc. (S)	6.375		07-01-23		150,000	157,500
Alere, Inc.	6.500		06-15-20		256,000	260,864
Alere, Inc.	7.250		07-01-18		60,000	62,550
Hologic, Inc. (S)	5.250		07-15-22		55,000	57,338
Health care providers and services 1.4%
Amsurg Corp.	5.625		07-15-22		275,000	283,250
Community Health Systems, Inc.	6.875		02-01-22		345,000	311,363
Community Health Systems, Inc.	7.125		07-15-20		250,000	236,250
Envision Healthcare Corp. (S)	5.125		07-01-22		85,000	86,275
HCA Holdings, Inc.	6.250		02-15-21		240,000	258,000
HCA, Inc.	5.250		06-15-26		40,000	41,000
HCA, Inc.	6.500		02-15-20		360,000	395,100
HCA, Inc.	7.500		11-15-95		125,000	120,625
inVentiv Health, Inc. (S)	9.000		01-15-18		50,000	51,625
LifePoint Health, Inc.	5.875		12-01-23		170,000	178,041
MEDNAX, Inc. (S)	5.250		12-01-23		90,000	93,600
Tenet Healthcare Corp.	5.000		03-01-19		195,000	192,806
Tenet Healthcare Corp.	6.750		06-15-23		50,000	47,875
Tenet Healthcare Corp.	8.125		04-01-22		275,000	282,125
Vizient, Inc. (S)	10.375		03-01-24		80,000	85,600
WellCare Health Plans, Inc.	5.750		11-15-20		135,000	139,725
Health care technology 0.3%
Emdeon, Inc. (S)	6.000		02-15-21		110,000	107,250
IMS Health, Inc. (S)	4.125		04-01-23	EUR	235,000	262,067
Sterigenics-Nordion Holdings LLC (S)	6.500		05-15-23		250,000	249,375
Pharmaceuticals 0.4%
Endo Finance LLC (S)	6.000		07-15-23		265,000	249,431

12SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
PRA Holdings, Inc. (S)	9.500		10-01-23		150,000	$165,750
Quintiles Transnational Corp. (S)	4.875		05-15-23		195,000	199,315
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	130,000	108,750
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		30,000	23,475
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		125,000	97,969
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25		25,000	19,250
Industrials 1.1%						2,208,091
Aerospace and defense 0.2%
AerCap Ireland Capital, Ltd.	4.500		05-15-21		150,000	153,281
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		35,000	36,663
TA Manufacturing, Ltd. (S)	3.625		04-15-23	EUR	180,000	179,507
Building products 0.3%
Builders FirstSource, Inc. (S)	10.750		08-15-23		185,000	186,388
Kerneos Corporate SAS (S)	5.750		03-01-21	EUR	145,000	166,834
Ply Gem Industries, Inc.	6.500		02-01-22		180,000	179,100
Commercial services and supplies 0.1%
Clean Harbors, Inc. (S)	5.125		06-01-21		75,000	75,844
Quad/Graphics, Inc.	7.000		05-01-22		190,000	157,700
Construction and engineering 0.1%
Lennar Corp.	4.750		04-01-21		140,000	141,750
Electrical equipment 0.1%
Sensata Technologies BV (S)	5.000		10-01-25		100,000	100,750
Sensata Technologies BV (S)	5.625		11-01-24		70,000	72,800
Industrial conglomerates 0.1%
Nemak SAB de CV	5.500		02-28-23		200,000	205,500
Machinery 0.2%
Case New Holland Industrial, Inc.	7.875		12-01-17		240,000	258,000
CNH Industrial Capital LLC	4.375		11-06-20		15,000	14,738
Crown European Holdings SA (S)	3.375		05-15-25	EUR	170,000	191,886
Trading companies and distributors 0.0%
Aircastle, Ltd.	5.000		04-01-23		30,000	30,150
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		55,000	57,200
Information technology 1.7%						3,417,289
Communications equipment 0.1%
Alcatel-Lucent USA, Inc.	6.450		03-15-29		271,000	287,260
Electronic equipment, instruments and components 0.2%
CDW LLC	5.000		09-01-23		35,000	35,525
CDW LLC	5.500		12-01-24		105,000	108,150
CDW LLC	6.000		08-15-22		290,000	306,492
Internet software and services 0.2%
Zayo Group LLC	6.000		04-01-23		190,000	189,643
Zayo Group LLC	6.375		05-15-25		110,000	107,525
IT services 0.2%
First Data Corp. (S)	5.375		08-15-23		280,000	287,000
First Data Corp. (S)	7.000		12-01-23		160,000	161,600
Semiconductors and semiconductor equipment 0.4%
Entegris, Inc. (S)	6.000		04-01-22		210,000	213,150
Freescale Semiconductor, Inc. (S)	6.000		01-15-22		465,000	492,900

SEE NOTES TO FUND'S INVESTMENTS13

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Software 0.6%
Activision Blizzard, Inc. (S)	5.625		09-15-21		355,000	$373,194
Activision Blizzard, Inc. (S)	6.125		09-15-23		130,000	139,425
Emdeon, Inc.	11.000		12-31-19		180,000	190,350
First Data Corp. (S)	5.750		01-15-24		240,000	239,976
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		125,000	93,438
Infor US, Inc. (S)	5.750		08-15-20		25,000	25,750
Infor US, Inc.	5.750		05-15-22	EUR	100,000	94,450
Infor US, Inc.	6.500		05-15-22		50,000	45,500
SS&C Technologies Holdings, Inc. (S)	5.875		07-15-23		25,000	25,961
Materials 1.4%						2,840,452
Building materials 0.2%
Standard Industries, Inc. (S)	5.375		11-15-24		365,000	370,475
Chemicals 0.1%
INEOS Group Holdings SA	6.500		08-15-18	EUR	210,000	243,738
Construction materials 0.4%
Cemex SAB de CV	5.875		03-25-19		550,000	552,750
HeidelbergCement Finance Luxembourg SA	8.500		10-31-19	EUR	115,000	162,261
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		200,000	190,000
Ardagh Packaging Finance PLC	9.250		10-15-20	EUR	200,000	237,500
Berry Plastics Corp. (S)	6.000		10-15-22		180,000	188,550
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		165,000	171,909
Owens-Brockway Glass Container, Inc. (S)	6.375		08-15-25		215,000	226,019
Metals and mining 0.1%
AK Steel Corp.	7.625		05-15-20		55,000	34,375
AK Steel Corp.	7.625		10-01-21		80,000	45,600
AK Steel Corp.	8.375		04-01-22		80,000	43,200
Steel Dynamics, Inc.	5.125		10-01-21		85,000	85,850
Steel Dynamics, Inc.	5.500		10-01-24		70,000	70,875
Paper and forest products 0.1%
Tembec Industries, Inc. (S)	9.000		12-15-19		315,000	217,350
Telecommunication services 1.0%						2,084,665
Communications equipment 0.0%
Alcatel-Lucent USA, Inc.	6.500		01-15-28		45,000	46,350
Diversified telecommunication services 0.5%
Frontier Communications Corp. (S)	10.500		09-15-22		65,000	66,625
Frontier Communications Corp. (S)	11.000		09-15-25		165,000	165,825
Intelsat Jackson Holdings SA	7.250		10-15-20		15,000	9,675
Level 3 Financing, Inc.	5.125		05-01-23		15,000	15,169
Level 3 Financing, Inc. (S)	5.250		03-15-26		30,000	30,225
Level 3 Financing, Inc.	5.375		08-15-22		205,000	208,180
Level 3 Financing, Inc. (S)	5.375		01-15-24		15,000	15,188
Level 3 Financing, Inc.	6.125		01-15-21		200,000	209,500
Wind Acquisition Finance SA (S)	4.000		07-15-20	EUR	310,000	349,683
Wireless telecommunication services 0.5%
Matterhorn Telecom SA (S)	3.875		05-01-22	EUR	116,000	124,057
Sprint Communications, Inc. (S)	9.000		11-15-18		100,000	104,750
Sprint Corp.	7.250		09-15-21		215,000	164,206
Sprint Corp.	7.875		09-15-23		100,000	76,250
Syniverse Holdings, Inc.	9.125		01-15-19		180,000	82,800

14SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	6.464		04-28-19	135,000	$137,700
T-Mobile USA, Inc.	6.625		11-15-20	55,000	56,788
VimpelCom Holdings BV	5.200		02-13-19	220,000	221,694
Utilities 0.2%					455,638
Independent power and renewable electricity producers 0.2%
Dynegy, Inc.	5.875		06-01-23	170,000	141,950
Dynegy, Inc.	7.375		11-01-22	75,000	69,375
Dynegy, Inc.	7.625		11-01-24	55,000	49,913
GenOn Americas Generation LLC	9.125		05-01-31	210,000	129,150
GenOn Americas Generation LLC	8.500		10-01-21	100,000	65,250
Convertible bonds 0.1%					$103,488
(Cost $162,156)
Consumer discretionary 0.0%					38,650
Household durables 0.0%
M/I Homes, Inc.	3.000		03-01-18	40,000	38,650
Energy 0.1%					64,838
Oil, gas and consumable fuels 0.1%
Cobalt International Energy, Inc.	2.625		12-01-19	130,000	64,838
Term loans (M) 0.1%					$325,114
(Cost $607,203)
Consumer discretionary 0.0%					85,634
Multiline retail 0.0%
Lands' End, Inc.	4.250		04-04-21	107,800	85,634
Telecommunication services 0.0%					99,063
Diversified telecommunication services 0.0%
Virgin Media Investment Holdings, Ltd.	3.500		06-30-23	100,000	99,063
Utilities 0.1%					140,417
Electric utilities 0.1%
Texas Competitive Electric Holdings Company LLC (H)	4.739		10-10-17	500,000	140,417
				Shares	Value
Rights 0.1%					$102,889
(Cost $449,818)
Financials 0.1%					102,889
Delta Lloyd NV (Expiration Date: 4-7-16; Strike Price: EUR 2.85) (I)				74,054	102,889
				Par value^	Value
Short-term investments 1.3%					$2,700,000
(Cost $2,700,000)
Repurchase agreement 1.3%					2,700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-16 at 0.300% to be repurchased at $2,700,023 on 4-1-16, collateralized by $2,438,208 Federal National Mortgage Association, 4.000% due 8-1-45 (valued at $2,652,001, including interest) and $98,712 Federal Home Loan Mortgage Corp., 2.754% due 10-1-45 (valued at $102,000, including interest)				2,700,000	2,700,000
Total investments (Cost $206,816,881)† 98.6%					$200,310,924
Other assets and liabilities, net 1.4%					$2,750,275
Total net assets 100.0%					$203,061,199

SEE NOTES TO FUND'S INVESTMENTS15

Hedged Equity & Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 3-31-16 was $17,132,215.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security, refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 3-31-16, the aggregate cost of investment securities for federal income tax purposes was $207,852,121. Net unrealized depreciation aggregated to $7,541,197, of which $13,448,421 related to appreciated investment securities and $20,989,618 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 3-31-16:

United States	52.7
Japan	9.5
United Kingdom	9.2
France	3.9
Switzerland	3.7
Germany	3.1
Canada	2.8
Luxembourg	2.4
Spain	1.9
Netherlands	1.7
Other countries	9.1
TOTAL	100.0

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2016, by major security category or type:

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$10,395,627	$3,432,693	$6,809,339	$153,595
Consumer staples	11,454,834	4,814,031	6,640,803	—
Energy	13,971,117	8,227,549	5,743,568	—
Financials	39,773,457	20,710,339	19,063,118	—
Health care	18,542,250	10,574,542	7,967,708	—
Industrials	19,166,487	9,463,561	9,702,926	—
Information technology	22,167,393	18,043,685	4,021,076	102,632
Materials	9,847,272	6,140,768	3,706,504	—
Telecommunication services	10,338,305	1,952,558	8,385,747	—
Utilities	10,975,327	4,926,467	6,048,860	—
Preferred securities	267,522	267,522	—	—
Corporate bonds	30,179,842	—	30,179,842	—
Convertible bonds	103,488	—	103,488	—
Term loans	325,114	—	325,114	—
Rights	102,889	—	102,889	—

       17

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	2,700,000	—	2,700,000	—
Total investments in securities	$200,310,924	$88,553,715	$111,500,982	$256,227
Other financial instruments
Futures	($189,079)	($189,079)	—	—
Forward foreign currency contracts	($339)	—	($339)	—
Written options	($252,500)	(252,500)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended March 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at March 31, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized depreciation
Mini MSCI EAFE Index Futures	130	Short	Jun 2016	($10,583,788)	($10,565,750)	$18,038
S&P 500 Index E-Mini Futures	164	Short	Jun 2016	(16,615,183)	(16,822,300)	(207,117)
						($189,079)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	200,000	USD	150,778	Bank of Montreal	4/29/2016	$3,223	—	$3,223
EUR	1,191,000	USD	1,335,055	Citibank N.A.	4/29/2016	21,199	—	21,199
GBP	483,000	USD	683,275	JPMorgan Chase Bank N.A.	4/29/2016	10,485	—	10,485
USD	181,825	EUR	160,000	Bank of America, N.A.	4/29/2016	—	($375)	(375)

       18

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	50,571	GBP	35,000	Bank of America, N.A.	4/29/2016	298	—	298
USD	35,937	GBP	25,000	Royal Bank of Scotland PLC	4/29/2016	28	—	28
USD	2,253,580	EUR	2,007,000	Calyon	6/15/2016	—	(35,197)	(35,197)
						$35,233	($35,572)	($339)

Currency abbreviation
CAD	Canadian Dollar	GBP	Pound Sterling
EUR	Euro	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended March 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities market and generate income. The following tables summarize the fund's written options activities during the period ended March 31, 2016 and the contracts held at March 31, 2016:

	Number of contracts	Premiums received (paid)
Outstanding, beginning of period	265	$296,524
Optons written	670	823,733
Options closed	(685)	(812,687)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	250	$307,570

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,075	Apr 2016	250	$307,570	($252,500)
			250	$307,570	($252,500)

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2016:

Issuer, Description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 3-31-16
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.08%	$153,595
Dropbox, Inc.	5-1-12	$65,608	7,248	7,248	0.05%	$102,632
		$306,161				$256,227

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P15Q1	03/16
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		5/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 13, 2016